Share-Based Compensation - Additional Information (Detail) - USD ($)								1 Months Ended		12 Months Ended
	Aug. 08, 2022	Apr. 04, 2022	Mar. 17, 2022	Oct. 31, 2021	Jul. 09, 2021	Mar. 19, 2020	Mar. 17, 2015	Mar. 17, 2021	Mar. 20, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant										3,000,000
Restricted stock unit, vesting in period										71,504	286,895
Weighted average grant value per share, vested										$ 10.64	$ 10.66
Share-based compensation costs										$ 799,902	$ 1,373,292	$ 1,321,205
Vesting period										3 years
Share-based compensation costs										$ 14,240	$ 0	$ 77,364
Share based compensation options exercisable										320,856	310,856
weighted average exercise price of share options exercisable										$ 21.08
weighted-average remaining contractual term of options outstanding										1 year 10 months 20 days
Share-based compensation arrangement by share-based payment award discounted percenatge	15.00%				15.00%
Share-based compensation arrangement by share-based payment award, shares issued in period										0
Share Based Compensation Award Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date										Aug. 10, 2025
Share Based Compensation Award Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date										Jul. 09, 2024
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										1 year
Expected term (in years)							4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										3 years
Expected term (in years)							6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized										$ 619,869	$ 380,704
Total compensation cost not yet recognized period for recognition										1 year 23 days	1 year 21 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										11,538				63,728
Issuance during the year												$ 11.06
Restricted stock unit, vesting in period												17,240	94,764
Weighted average grant value per share, vested										$ 10.4	$ 7.9		$ 12.04	$ 12.04
Share vested, total fair value										$ 119,995				$ 274,240
Total compensation cost not yet recognized										$ 43,360
2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			57,402	15,000
Issuance during the year				$ 8.46
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										29,295	30,380
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares								29,295
Issuance during the year			$ 10.4			$ 7.9		$ 10.26	$ 10.26
Share vested, total fair value										$ 311,698	$ 295,294
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										2,174	32,521		28,497	28,214
Weighted average grant value per share, vested										$ 10.26	$ 9.89		$ 11.06
Share vested, total fair value										$ 15,000	$ 293,175		$ 274,240
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		10,000	18,314					35,920
Issuance during the year		$ 12.17	$ 10.4						$ 10.26
Executive Chairman [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period											20,048
Weighted average grant value per share, vested											$ 10.26
Share vested, total fair value											$ 1,777,532
Executive Chairman [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares								20,048